GOODWILL AND OTHER INTANGIBLE ASSETS GOODWILL AND OTHER INTANGIBLE ASSETS-Schedule of Goodwill (Details) - USD ($) $ in Thousands			3 Months Ended	12 Months Ended
	Nov. 01, 2025	Feb. 29, 2024	Mar. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill [Roll Forward]
Balance at beginning of year			$ 1,001,507	$ 1,007,656	$ 1,005,868	$ 1,001,507
Goodwill	$ 1,800	$ 1,788	$ 4,200	91,868	1,788	4,361
Balance at end of year				$ 1,099,524	$ 1,007,656	$ 1,005,868